Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities

(3) Fair Value of Assets and Liabilities

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair values based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1—Inputs represent unadjusted quoted prices for identical assets exchanged in active markets.

Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets exchanged in active or inactive markets; quoted prices for identical assets exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3—Inputs include unobservable inputs used in the measurement of assets. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or related observable inputs that can be corroborated at the measurement date. Measurements of certain investments carried at fair value are based primarily on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets.

The categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s policy is to recognize significant transfers between the levels at the actual date of the event. For the year ended December 31, 2021 and 2020, there were no transfers in or out of Levels 1, 2, or 3.

The Company has no Level 2 or Level 3 investments. The cash and short-term investments held by the Company are categorized as Level 1 investments as quoted market prices are readily available for these investments.

Assets measured and carried at fair value on a recurring basis are summarized below:

	December 31, 2021
	Amortized	Gross Unrealized	Gross Unrealized	Fair Value of Current	Fair Value of Non-Current	Fair Value of Total
	Cost	Gains	Losses	Assets	Assets	Assets
Equity investments
Mutual funds	$933	$-	$-	$-	$-	$933

	December 31, 2020
	Amortized	Gross Unrealized	Gross Unrealized	Fair Value of Current	Fair Value of Non-Current	Fair Value of Total
	Cost	Gains	Losses	Assets	Assets	Assets
Equity investments
Mutual Funds	$920	$13	$-	$933	$-	$933